October 4, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                      Hartford Life Insurance Company Separate Account Twelve (“Registrant”)

333-114401     HV-4824 - Group Variable Funding Agreements - The HART Program

333-114404     HV-4900 - Group Variable Funding Agreements - The HART Program

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                               The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                               The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 20, 2013.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7143.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Senior Legal Specialist